Contingencies and commitment	6 Months Ended
Jun. 30, 2018
Contingencies and commitment
Contingencies and commitment

Contingencies and commitments

Contractual obligations and commitments

We entered into lease agreements for office and laboratories which qualify as operating leases. We also have certain purchase commitments principally with CRO subcontractors and certain collaboration partners.

On June 30, 2018 we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€28,496	€4,635	€9,102	€6,812	€7,948
Purchase commitments	83,460	59,622	22,922	916	—
Total contractual obligations & commitments	€111,956	€64,256	€32,024	€7,728	€7,948

On December 31, 2017, we had outstanding obligations for future minimum rent payments and purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Operating lease obligations	€26,346	€4,150	€7,820	€6,010	€8,366
Purchase commitments	65,246	53,010	11,233	1,002	—
Total contractual obligations & commitments	€91,592	€57,160	€19,053	€7,012	€8,366

In addition to the tables above, we have a contractual cost sharing obligation related to our collaboration agreement with Gilead for filgotinib. The contractual cost sharing commitment amounted to €102.1 million at June 30, 2018 (€129.0 million at December 31, 2017), for which we have direct purchase commitments of €5.6 million at June 30, 2018 (€10.1 million at December 31, 2017) reflected in the tables above.

Contingent liabilities and assets

We refer to our annual report 2017 for contingent liabilities and assets.